PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	March 31,	December 31,
		2013	2012
	(Dollars in thousands)
Gas gathering systems	30	$493,034	$427,449
Compressor stations and compression equipment	30	265,014	237,618
Construction in progress	n/a	55,161	45,919
Other	4-15	4,983	4,524
Total		818,192	715,510
Accumulated depreciation		(39,704)	(33,517)
Property, plant, and equipment, net		$778,488	$681,993

Schedule of depreciation expense related to property, plant and equipment and capitalized interest
Depreciation expense related to property, plant and equipment and capitalized interest were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Depreciation expense	$6,187	$4,626
Capitalized interest	493	1,321